INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Operating loss carry forward	$ 54,093	$ 48,663
Research and development	9,298	7,921
Accrued social benefits and other	874	530
Property and equipment	(46)	(135)
Deferred tax asset before valuation allowance	64,219	56,979
Valuation allowance	(64,219)	(56,979)
Net deferred tax asset